FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1231 E. Beltline, NE
	 Suite 170
         Grand Rapids, MI 49505

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, May 1, 2003

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa                          COM              013817101     3768 194405.000SH      SOLE                70428.000        123977.000
Allstate Corp.                 COM              020002101     5193 156547.000SH      SOLE                53445.000        103102.000
                                                                53 1600.000 SH       OTHER                             1600.000
Apache Corp.                   COM              037411105      476 7709.100 SH       SOLE                                   7709.100
Applied Materials, Inc.        COM              038222105      252 20000.000SH       SOLE                                  20000.000
Atmel Corp.                   COM      	049513104     2451 1532135.000SH     SOLE               529775.000        1002360.000
Barrick Gold Corp.             COM              067901108     2232 143431.000SH      SOLE                90044.000         53387.000
Best Buy Company Inc           COM              086516101     4912 182138.000SH      SOLE                58769.000        123369.000
                                                                30 1100.000 SH       OTHER                             1100.000
Carnival Corp New              COM              143658300     5623 233218.000SH      SOLE                80550.000        152668.000
                                                                48 2000.000 SH       OTHER                             2000.000
Citigroup, Inc.                COM              172967101     6136 178105.000SH      SOLE                59867.000        118238.000
                                                                34 1000.000 SH       OTHER                             1000.000
Clarcor, Inc.                  COM              179895107     1683 46500.000SH       SOLE                                  46500.000
Coca-Cola Company              COM              191216100      293 7230.000 SH       SOLE                                   7230.000
Colgate Palmolive              COM              194162103      680 12485.000SH       SOLE                                  12485.000
                                                                22  400.000 SH       OTHER                             400.000
Comerica Inc                   COM              200340107      869 22933.000SH       SOLE                 1000.000         21933.000
                                                               407 10748.000SH       OTHER                        10748.000
DPL Inc                        COM              233293109      141 11343.000SH       SOLE                                  11343.000
                                                                 7  600.000 SH       OTHER                              600.000
Equity Office Properties Trust COM              294741103     4167 163733.000SH      SOLE                56711.000        107022.000
                                                                28 1100.000 SH       OTHER                             1100.000
Equity Residential             COM              29476L107      556 23100.000SH       SOLE                 5800.000         17300.000
Exxon Mobil Corporation        COM              302316102     1210 34632.000SH       SOLE                 1750.000         32882.000
                                                                79 2260.000 SH       OTHER                        2260.000
Fannie Mae                     COM              313586109     5044 77178.000SH       SOLE                24485.000         52693.000
                                                                36  550.000 SH       OTHER                              550.000
Fifth Third Bancorp            COM              316773100      222 4417.000 SH       SOLE                                   4417.000
General Electric               COM              369604103     1446 56698.000SH       SOLE                                  56698.000
                                                                82 3225.000 SH       OTHER                            3225.000
Global SanteFe Corp            COM              G3930E101      438 21225.000SH       SOLE                  800.000         20425.000
Henry Schein Inc.              COM              806407102     4572 101378.000SH      SOLE                35882.000         65496.000
Hewlett Packard Company        COM              428236103     4518 290575.001SH      SOLE               110719.000        179856.001
                                                                25 1600.000 SH       OTHER                             1600.000
Hibernia Corp Class A          COM              428656102     1229 72465.000SH       SOLE                 4940.000         67525.000
Home Depot                     COM              437076102     3492 143333.000SH      SOLE                50843.000         92490.000
                                                                19  775.000 SH       OTHER                              775.000
Honeywell International, Inc.  COM              438516106      930 43526.000SH       SOLE                 5201.000         38325.000
                                                                11  500.000 SH       OTHER                              500.000
IBM                            COM              459200101      229 2925.000 SH       SOLE                                   2925.000
                                                                16  200.000 SH       OTHER                              200.000
Intel Corp                     COM              458140100      260 16000.000SH       SOLE                                  16000.000
                                                                54 3300.000 SH       OTHER                             3300.000
JLG Industries                 COM              466210101      110 23323.000SH       SOLE                                  23323.000
                                                                 5 1000.000 SH       OTHER                              1000.000
JP Morgan Chase & Co.          COM              46625H100     6165 260034.000SH      SOLE                98282.000        161752.000
                                                                26 1100.000 SH       OTHER                             1100.000
Kroger Co.                     COM              501044101     3979 302622.000SH      SOLE               100526.000        202096.000
                                                                21 1600.000 SH       OTHER                             1600.000
L-3 Communications Holdings    COM              502424104     4425 110164.000SH      SOLE                36447.000         73717.000
Marathon Oil Corp.             COM              565849106     3100 129349.000SH      SOLE                54122.000         75227.000
McDonalds Corp                 COM              580135101     4474 309376.000SH      SOLE               101725.000        207651.000
                                                                17 1200.000 SH       OTHER                             1200.000
Medtronic Inc                  COM              585055106      417 9250.000 SH       SOLE                                   9250.000
Merck & Company                COM              589331107     2752 50240.000SH       SOLE                 5950.000         44290.000
                                                                10  175.000 SH       OTHER                              175.000
Microsoft Corp.                COM              594918104     2784 114990.000SH      SOLE                11750.000        103240.000
                                                                24 1000.000 SH       OTHER                             1000.000
Mylan Labs                     COM              628530107     5229 181892.000SH      SOLE                62148.500        119743.500
                                                                30 1050.000 SH       OTHER                             1050.000
Nabors Industries Ltd          COM              G6359f103     3813 95629.000SH       SOLE                35337.000         60292.000
Newell Rubbermaid Inc.         COM              651229106     4529 159770.000SH      SOLE                50375.000        109395.000
                                                                26  900.000 SH       OTHER                              900.000
Newmont Mining Corp.           COM              651639106     2748 105100.000SH      SOLE                 6975.000         98125.000
                                                                26 1000.000 SH       OTHER                             1000.000
Noble Corp                     COM              G65422100      697 22175.000SH       SOLE                 3650.000         18525.000
Pfizer                         COM              717081103      805 25820.000SH       SOLE                 3000.000         22820.000
                                                                25  800.000 SH       OTHER                              800.000
Quest Diagnostics              COM              74834L100     4715 78988.000SH       SOLE                26793.000         52195.000
Royal Dutch Petroleum          COM              780257705      342 8400.000 SH       SOLE                                   8400.000
SBC Communications Inc.        COM              78387G103      225 11230.000SH       SOLE                                  11230.000
SPX Corp                       COM              784635104     4410 129105.000SH      SOLE                41126.000         87979.000
Schering Plough                COM              806605101     1431 80274.000SH       SOLE                37697.000         42577.000
                                                                 6  350.000 SH       OTHER                              350.000
Shell Transport & Trading      COM              822703609      228 6300.000 SH       SOLE                                   6300.000
Sovereign Bancorp, Inc.        COM              845905108     3668 264826.000SH      SOLE               142595.000        122231.000
Stryker Corp                   COM              863667101      438 6377.000 SH       SOLE                                   6377.000
Suncor Energy Inc.             COM              867229106     3079 176272.000SH      SOLE                64170.000        112102.000
Transocean, Inc.               COM              G90078109     1576 77086.000SH       SOLE                29711.000         47375.000
                                                                15  724.000 SH       OTHER                              724.000
Tyco International Ltd New     COM              902124106     2680 208408.000SH      SOLE                73226.000        135182.000
                                                                 8  650.000 SH       OTHER                              650.000
Verizon Communications         COM              92343V104     4807 135993.000SH      SOLE                45353.000         90640.000
W.R. Berkley Corp.             COM              084423102     6306 147158.000SH      SOLE                53494.000         93664.000
WalMart Stores                 COM              931142103      541 10390.000SH       SOLE                                  10390.000
Walgreen Co.                   COM              931422109      221 7500.000 SH       SOLE                                   7500.000
Waters Corp.                   COM              941848103     4420 208880.000SH      SOLE                70897.000        137983.000
Zebra Technologies             COM              989207105      203 3150.000 SH       SOLE                                   3150.000
Alliance Fund-Class A                           01859k105       44 12954.651SH       SOLE                                  12954.651
Loomis Sayles Small Cap Value                                  234 13542.795SH       SOLE                                  13542.795



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 91

Form 13F Information Table Value Total: $149,810